STOCK-BASED COMPENSATION (Details) (CAD)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Stock options activity
Options outstanding, end of year (in shares)	11,726,491
Employee Stock Option Plan
Stock options activity
Options outstanding, beginning of year (in shares)	10,587,126	8,959,051
Granted (in shares)	2,803,000	3,228,000
Exercised (in shares)	(212,500)
Forfeited (in shares)	(156,500)	(90,000)
Expired (in shares)	(1,294,635)	(449,150)
Options outstanding, end of year (in shares)	11,726,491	11,647,901
Options exercisable at end of period (in shares)	7,505,295	7,246,739
Weighted Average Exercise Price
Outstanding, beginning of year, weighted average exercise price (in Canadian dollars per share)	56.60	62.88
Granted, weighted average exercise price (in Canadian dollars per share)	52.13	36.96
Exercised, weighted average exercise price (in Canadian dollars per share)	37.06
Forfeited, weighted average exercise price (in Canadian dollars per share)	61.88	60.30
Expired - weighted-average exercise price (in Canadian dollars per share)	54.44	48.09
Outstanding, end of year, weighted average exercise price (in Canadian dollars per share)	56.05	56.29
Options exercisable at end of period (in Canadian dollars per share)	59.41	59.09